Notes Payable, Net (Details) - Schedule of summary of notes payable - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Schedule of summary of notes payable [Abstract]
Senior Unsecured Note		$ 2,000,000
Paycheck Protection Program	485,760
Installment loan payable related to a vehicle acquisition payable in monthly payments of $539 per month at an interest rate of 10.8% per annum payable for 36 months	7,526	12,866	$ 4,632
Total Principal Outstanding	493,286	2,012,866
Unamortized Deferred Debt Discount		(26,722)
Unamortized Deferred Debt Issuance Costs		(9,866)
Notes Payable, Net	493,286	1,976,278	490,392
Notes Payable, current portion, net of discounts and current portion	5,947	5,341
Notes Payable, net of discounts and current portion	487,339	1,970,937
Total	$ 493,286	$ 1,976,278	$ 490,392